Accounts Receivable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Accounts receivable, gross:	$ 26,965,731	$ 12,350,947
Less: allowance for doubtful accounts	(3,646)	(2,828,796)
Accounts receivable, net	$ 26,962,085	$ 9,522,151	[1]

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")